Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments And Other Receivables [Abstract]
V.A.T.	$ 1,711	$ 12,083
Income tax payments in advance	3,227	3,460
Other prepaid taxes	996	1,995
To be recovered from co-venturers (Note 34)	4,680	2,236
Prepayments and other receivables	12,184	8,549
Total prepayments and accrued income	22,798	28,323
Current	22,650	27,263
Non current	$ 148	$ 1,060